Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 30, 2021 USD ($)	Mar. 15, 2021 $ / shares shares	Jan. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 CNY (¥) shares
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of options granted during the period					5,198,298	5,198,298	941,814	1,375,500
Proceeds from short term bank loan					¥ 103,008	$ 15,787		¥ 10,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Proceeds from Issuance Initial Public Offering | $			$ 240,000
Subsequent Event [Member] | IPO [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Issued			11,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares			$ 19.00
Subsequent Event [Member] | Over-Allotment Option [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Issued			1,650,000
Subsequent Event [Member] | 2020 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of options granted during the period		298,800
Weighted Average Price of Shares | $ / shares		$ 23.2
Subsequent Event [Member] | Series A Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding			31,343,284
Conversion of Stock, Shares Converted			31,343,284
Subsequent Event [Member] | Series B 1 Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding			21,735,721
Conversion of Stock, Shares Converted			21,735,721
Subsequent Event [Member] | Series B 2 Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding			59,327,653
Conversion of Stock, Shares Converted			59,327,653
Subsequent Event [Member] | Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Temporary Equity, Shares Outstanding			61,364,562
Conversion of Stock, Shares Converted			61,364,562
Short Term Loan Agreement One [Member] | China Industrial Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Subsequent Event [Line Items]
Debt instrument face value | ¥				¥ 9,990	¥ 9,990
Proceeds from short term bank loan | ¥				¥ 9,990
Short term loan period				12 months
Short Term Loan Agreement One [Member] | China Industrial Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument face value | $	$ 10,000
Proceeds from short term bank loan | $	$ 10,000
Short term loan period	12 years